Business Combination	12 Months Ended
Dec. 31, 2019
Business Combination
Business Combination

3. Business Combination

2017 Acquisition

In October 2017, the Company acquired the core business of the China Oriental Express Co., Ltd. and its subsidiaries (the “COE Business"), a freight forwarding services provider in Hong Kong and Shenzhen, for cash consideration of HK$180,000 (approximate to RMB152,946). As a result of the acquisition, the Company recognized fixed assets of RMB17,123, intangible assets of RMB61,973, representing customer relationships of the COE Business, and goodwill of RMB84,430. The unpaid balance in relation to the acquisition of COE Business was RMB 22,942 as of December 31, 2019 and has been recorded in acquisition consideration payable. The acquisition was not material to the consolidated financial statements for the year ended December 31, 2017, as such pro forma results of operations are not presented.